Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic EPS is calculated by dividing net income (loss) by the weighted average number of our ordinary shares outstanding, which excludes 4,135,620, 5,072,382 and 4,561,249 shares of unvested restricted stock as of December 31, 2025, 2024 and 2023, respectively. In general, for the calculation of diluted EPS, the weighted average of our ordinary shares outstanding for basic EPS is adjusted by the effect of dilutive securities provided under our equity compensation plans. The number of shares excluded from diluted shares outstanding was 139,781, 161,020 and 372,250 for the years ended December 31, 2025, 2024 and 2023, respectively, because the effect of including those shares in the calculation would have been anti-dilutive.
The computations of basic and diluted EPS for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year Ended December 31,
	2025	2024	2023
Net income for the computation of basic EPS	$3,750,612	$2,098,632	$3,136,091
Weighted average ordinary shares outstanding—basic	172,180,968	189,830,813	224,216,801
Basic EPS	$21.78	$11.06	$13.99

	Year Ended December 31,
	2025	2024	2023
Net income for the computation of diluted EPS	$3,750,612	$2,098,632	$3,136,091
Weighted average ordinary shares outstanding—diluted	176,115,641	194,489,171	227,656,343
Diluted EPS	$21.30	$10.79	$13.78
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2025, 2024 and 2023 were as follows:

	As of December 31,
	2025	2024	2023
	Number of ordinary shares
Ordinary shares issued	179,043,739	204,543,739	215,543,739
Treasury shares	(12,167,192)	(17,760,514)	(13,050,571)
Ordinary shares outstanding	166,876,547	186,783,225	202,493,168
Shares of unvested restricted stock	(4,135,620)	(5,072,382)	(4,561,249)
Ordinary shares outstanding, excluding shares of unvested restricted stock	162,740,927	181,710,843	197,931,919